SUPPLEMENT DATED SEPTEMBER 25, 2007
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED FEBRUARY 1, 2007, AS REVISED APRIL 23, 2007 AND JUNE 20, 2007
     This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) of BB&T Funds dated February 1, 2007, as revised April 23, 2007 and June 20, 2007:
Change to Sub-Adviser and Benchmark of BB&T International Equity Fund
      At a special meeting of shareholders held on July 25, 2007, shareholders of the BB&T International Equity Fund approved the Sub-Advisory Agreement between Julius Baer Investment Management LLC (“JBIM”) and BB&T Asset Management, Inc., pursuant to which JBIM provides investment sub-advisory services to the International Equity Fund. In connection with JBIM’s assumption of sub-advisory duties, the BB&T International Equity Fund’s benchmark has changed from the Morgan Stanley Capital International EAFE Index to the Morgan Stanley Capital International All Country World Index ex US (ACWI ex US). The Morgan Stanley Capital International ACWI ex US Index is a market capitalization-weighted index that is designed to represent the performance of equity markets in the global developed and emerging markets, excluding the United States. Performance comparisons for both indices will be provided to shareholders until February 1, 2009.
Changes to Sales Charge Rates and Sales Charge Waivers
      Effective immediately, a CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T and its affiliates and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.
Change to Sales Charge Disclosure — Money Market Funds
      Under the heading “Choosing a Share Class — Class A Shares” on page 126 of the Prospectus, the disclosure under the sub-heading “Money Market Funds” is deleted in its entirety and replaced with the following:
      No front-end or deferred sales charges, except as described in “Exchanging Your Shares” on page 140 and in the SAI.
      Under the heading “Distribution Arrangements/ Sales Charges” on page 136 of the Prospectus, the disclosure under the sub-heading “For the Money Market Funds” is deleted in its entirety and replaced with the following:
      No front-end or deferred sales charges, except as described in “Exchanging Your Shares” on page 140 and in the SAI.
BB&T-SUPP-RETAIL-09/07

SUPPLEMENT DATED SEPTEMBER 25, 2007
TO THE
INSTITUTIONAL SHARES PROSPECTUS
DATED FEBRUARY 1, 2007, AS REVISED APRIL 23, 2007 AND JUNE 20, 2007
     This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus of BB&T Funds dated February 1, 2007, as revised April 23, 2007 and June 20, 2007:
Change to Sub-Adviser and Benchmark of BB&T International Equity Fund
      At a special meeting of shareholders held on July 25, 2007, shareholders of the BB&T International Equity Fund approved the Sub-Advisory Agreement between Julius Baer Investment Management LLC (“JBIM”) and BB&T Asset Management, Inc., pursuant to which JBIM provides investment sub-advisory services to the International Equity Fund. In connection with JBIM’s assumption of sub-advisory duties, the BB&T International Equity Fund’s benchmark has changed from the Morgan Stanley Capital International EAFE Index to the Morgan Stanley Capital International All Country World Index ex US (ACWI ex US). The Morgan Stanley Capital International ACWI ex US Index is a market capitalization-weighted index that is designed to represent the performance of equity markets in the global developed and emerging markets, excluding the United States. Performance comparisons for both indices will be provided to shareholders until February 1, 2009.
BB&T-SUPP-INST-09/07

MONEY MARKET FUNDS
SUPPLEMENT DATED SEPTEMBER 25, 2007
TO THE
CLASS A, CLASS B, CLASS C AND INSTITUTIONAL SHARES PROSPECTUS
DATED FEBRUARY 1, 2007, AS REVISED APRIL 23, 2007
     This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, Class C and Institutional Shares Prospectus (the “Prospectus”) of the BB&T Money Market Funds dated February 1, 2007, as revised April 23, 2007:
Change to Sales Charge Disclosure
      Under the heading “Choosing a Share Class” on page 25 of the Prospectus, the first bullet point under the sub-heading “Class A Shares” is deleted in its entirety and replaced with the following:

•	No front-end or deferred sales charges, except as described in “Exchanging Your Shares” on page 36 and in the SAI.
      Under the heading “Distribution Arrangements/ Sales Charges: Calculation of Sales Charges” on page 34 of the Prospectus, the third sentence under the sub-heading “Class A Shares” is deleted in its entirety and replaced with the following:
      There are no front-end or deferred sales charges on Class A Shares of the Money Market Funds, except as described in “Exchanging Your Shares” on page 36 and in the SAI.
BB&T-SUPP-MMKS-09/07

PRIME MONEY MARKET FUND
SUPPLEMENT DATED SEPTEMBER 25, 2007
TO THE
CLASS A SHARES PROSPECTUS
DATED FEBRUARY 1, 2007, AS REVISED APRIL 23, 2007
     This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A Shares Prospectus (the “Prospectus”) of the BB&T Prime Money Market Fund dated February 1, 2007, as revised April 23, 2007:
Change to Sales Charge Disclosure
      Under the heading “Choosing a Share Class” on page 19 of the Prospectus, the first bullet point under the sub-heading “Class A Shares” is deleted in its entirety and replaced with the following:

•	No front-end or deferred sales charges, except as described in “Exchanging Your Shares” on page 30 and in the SAI.
      Under the heading “Distribution Arrangements/Sales Charges: Calculation of Sales Charges” on page 29 of the Prospectus, the third sentence under the sub-heading “Class A Shares” is deleted in its entirety and replaced with the following:
      There are no front-end or deferred sales charges on Class A Shares of the Prime Money Market Fund, except as described in “Exchanging Your Shares” on page 30 and in the SAI.
BB&T-SUPP-PMM-09/07

U.S. TREASURY MONEY MARKET FUND
SUPPLEMENT DATED SEPTEMBER 25, 2007
TO THE
CLASS A SHARES PROSPECTUS
DATED FEBRUARY 1, 2007, AS REVISED APRIL 23, 2007
     This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A Shares Prospectus (the “Prospectus”) of the U.S. Treasury Money Market Fund dated February 1, 2007, as revised April 23, 2007:
Change to Sales Charge Disclosure
      Under the heading “Choosing a Share Class” on page 15 of the Prospectus, the first bullet point under the sub-heading “Class A Shares” is deleted in its entirety and replaced with the following:

•	No front-end or deferred sales charges, except as described in “Exchanging Your Shares” on page 26 and in the SAI.
      Under the heading “Distribution Arrangements/ Sales Charges: Calculation of Sales Charges” on page 25 of the Prospectus, the third sentence under the sub-heading “Class A Shares” is deleted in its entirety and replaced with the following:
      There are no front-end or deferred sales charges on Class A Shares of the U.S. Treasury Money Market Fund, except as described in “Exchanging Your Shares” on page 26 and in the SAI.
BB&T-SUPP-UST-09/07

EQUITY INDEX FUND
SUPPLEMENT DATED SEPTEMBER 25, 2007
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED MAY 1, 2007
     This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) of the Equity Index Fund (the “Fund”) dated May 1, 2007:
      Effective immediately, page 6 of the Fund’s Prospectus under the heading entitled “Risk/Return Summary and Fund Expenses”, is deleted in its entirety and replaced with the following disclosure.
      The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate the Fund’s volatility. The table below it compares the Fund’s adjusted performance, over time to that of the S&P 500® Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
      The returns for the Fund shown in the bar chart will differ from Class B Share and Class C Share returns of the Fund because of differences in expenses of each Class. The table below assumes that Class B and Class C shareholders redeem all of their fund shares at the end of the period indicated.
PERFORMANCE BAR CHART AND TABLE1
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES

      The bar chart does above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

Best quarter:	21.07%	12/31/98
Worst quarter:	-17.27%	9/30/02

	Average Annual Total Returns
	(for the periods ended December 31, 2006)[1]
	1 Year	5 Years	10 Years	Since Inception
Class A Shares (with 5.75% sales charge)[2]				(7/02/93)[7]
Return before taxes	8.55%	4.42%	7.17%	9.76%
Return after taxes[3]	8.31%	4.12%	6.98%	9.62%
Return after taxes and sale of fund shares[3]	5.85%	3.67%	6.24%	8.76%

Class B Shares[4] (with applicable Contingent Deferred Sales Charge)
Return before taxes	10.35%	4.70%	6.95%	9.39%

Class C Shares[5] (with applicable Contingent Deferred Sales Charge)
Return before taxes	14.28%	5.14%	7.05%	9.47%

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.78%	6.18%	8.42%	10.98%[6]
1 Both the bar chart and table assume reinvestment of dividends and distributions. Performance data includes the performance of the Master Portfolio for the period prior to the Fund’s commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Annual returns will differ only to the extent that the Classes or the Master Portfolio have different expenses.
2 Performance data for the period prior to the Fund’s commencement of operations on September 11, 2000 has been adjusted to reflect the 5.75% sales charge, Rule 12b-1 fees and other expenses applicable to Class A Shares of the Fund.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class B and C Shares will vary.
4 Performance data for the period prior to the commencement of operations of Class B Shares on September 11, 2000 has been adjusted to reflect the maximum contingent deferred sales charge for the period shown, Rule 12b-1 fees and other expenses applicable to Class B Shares of the Fund.
5 Performance data for the period prior to the commencement of operations of Class C Shares on May 1, 2001 is based on the performance of Class B Shares. All prior class performance has been adjusted to reflect the maximum contingent deferred sales charge for the period show, Rule 12b-1 fees and other expenses applicable to Class C Shares of the Fund.
6 Since June 30, 1993.
7 Date on which the Master Portfolio commenced operations.

Changes to Sales Charge Rates and Sales Charge Waivers
      Effective immediately, a CDSC of up to 1.00% of the purchase price will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of BB&T Funds, BB&T and its affiliates and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.
BB&T-SUPP-EQX-ABC-09/07

EQUITY INDEX FUND
SUPPLEMENT DATED SEPTEMBER 25, 2007
TO THE
INSTITUTIONAL SHARES PROSPECTUS
DATED MAY 1, 2007
     This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus (the “Prospectus”) of the Equity Index Fund (the “Fund”) dated May 1, 2007:
      Effective immediately, page 6 of the Fund’s Prospectus under the heading entitled “Risk/Return Summary and Fund Expenses”, is deleted in its entirety and replaced with the following disclosure.
      The chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund’s yearly performance to demonstrate the Fund’s volatility. The table below it compares the Fund’s adjusted performance, over time to that of the S&P 500® Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.
      The returns for Class A Shares shown in the bar chart will differ from Institutional Share returns because of differences in expenses of each class.
PERFORMANCE BAR CHART AND TABLE1,2
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES

      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. The performance information above is based on a calendar year.

Best quarter:	21.07%	12/31/98
Worst quarter:	-17.27%	9/30/02

	Average Annual Total Returns
	(for the periods ended December 31, 2006)[2]
	1 Year	5 Years	10 Years	Since Inception
Class A Shares (with 5.75% sales charge)[1]				(7/02/93)[5]
Return before taxes	8.55%	4.42%	7.17%	9.76%
Return after taxes[3]	8.31%	4.12%	6.98%	9.62%
Return after taxes and sale of fund share	5.85%	3.67%	6.24%	8.76%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	15.78%	6.18%	8.42%	10.98%[4]
1 The Institutional Shares commenced operations as of the date of this prospectus. Therefore, the performance shown is that of the Class A Shares of the Fund, which are not offered in this prospectus. Performance has not been adjusted to reflect the differences in fees and other expenses between the Classes. Institutional Shares and Class A Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
2 Both the bar chart and table assume reinvestment of dividends and distributions. Performance data includes the performance of the Master Portfolio for the period prior to the Fund’s commencement of operations on September 11, 2000. The Fund will have annual returns substantially similar to those of the Master Portfolio because the Fund is fully invested in the Master Portfolio. Annual returns will differ only to the extent that the Classes or the Master Portfolio have different expenses.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
4 Since June 30, 1993.
5 Date on which the Master Portfolio commenced operations.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE
BB&T-EQX-SUPP-09/07